INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 02, 2018
Investment in joint venture
Investment in joint venture	$ 18.4	$ 18.3
Equity in earnings (losses) of joint ventures, net	0.1	(0.3)
Puren
Investment in joint venture
Investment in joint venture	18.4	18.3
Equity in earnings (losses) of joint ventures, net	$ 0.1	0.1
Bald Mountain Exploration LLC
Investment in joint venture
Equity in earnings (losses) of joint ventures, net		$ (0.4)
Bald Mountain Exploration LLC | KGBM
Investment in joint venture
Percentage of equity interest aquired			50.00%